Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Profit for the year	R$ 2,305,869	R$ 973,318	R$ 3,367,517
Other comprehensive income (loss)	447,376	511,169	(363,076)
Items which will not be subsequently reclassified to the income statement:
Actuarial gains and (losses) on defined benefit Plans, net of income tax	447,376	511,152	(363,059)
Other		17	(17)
Total comprehensive income for the year	R$ 2,753,245	R$ 1,484,487	R$ 3,004,441